Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

POLICIES WITH RESPECT TO TIMING OF STOCK-BASED AWARDS.

Annual awards to NEOs and executive officers generally are approved on a pre-determined basis at the Compensation Committee’s regularly scheduled February meeting, in order that full-year performance may be considered, and the awards are granted on the third trading day after the Company’s full year earnings have been released, to better align grant date value with the stockholders’ experience. The Committee also grants RSUs at other dates to newly hired or promoted executives. All options must be granted at an exercise price that is at least equal to 100% of the fair market value of the Company’s common stock on the date of grant. Fair market value on a given day is defined as the closing market price on that day. We do not grant stock options or other equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option or other equity award grant dates for the purpose of affecting the value of any award to NEOs. Our Equity Award Grant Policy is specifically designed to ensure that the foregoing occurs.

Award Timing Method	Annual awards to NEOs and executive officers generally are approved on a pre-determined basis at the Compensation Committee’s regularly scheduled February meeting, in order that full-year performance may be considered, and the awards are granted on the third trading day after the Company’s full year earnings have been released, to better align grant date value with the stockholders’ experience. The Committee also grants RSUs at other dates to newly hired or promoted executives. All options must be granted at an exercise price that is at least equal to 100% of the fair market value of the Company’s common stock on the date of grant. Fair market value on a given day is defined as the closing market price on that day.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options or other equity compensation awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option or other equity award grant dates for the purpose of affecting the value of any award to NEOs.
MNPI Disclosure Timed for Compensation Value	false